CONSOLIDATED STATEMENTS OF CASH FLOWS (FY)	12 Months Ended
	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)
Operating activities
Net loss for the period	$ (9,871,748)	$ (5,904,653)
Items not affecting cash:
Depreciation	1,771	1,849
Share based compensation	1,290,327	1,838,811
Change in fair value of derivative liabilities	845,700	0
Unrealized loss on mandatory convertible debentures	27,500	0
Non-cash general and administrative	50,000	0
Accrued interest	19,024	0
Accretion expense	52,554	0
Gain on forgiveness of accounts payable	0	(6,542)
Changes in non-cash working capital items:
GST receivable	(39,121)	(44,147)
Prepaid expenses	267,294	115,817
Accounts payable and accrued liabilities	5,807,752	590,721
Net cash used in operating activities	(1,548,947)	(3,408,144)
Investing activities
Cash assumed on RTO	0	10
Net cash provided by (used in) financing activities	0	10
Financing activities
Proceeds from convertible debentures	883,516	0
Proceeds from warrant exercise	176,113	301,984
Proceeds from issuance of mandatory convertible debentures	50,000	0
Net cash provided by financing activities	1,109,629	301,984
Effect of exchange rate changes on cash	(29,547)	(159,534)
Net increase (decrease) in cash	(468,865)	(3,265,684)
Cash, Beginning	489,971	3,755,655
Cash, Ending	21,106	489,971
Supplemental information:
Taxes paid	0	0
Interest paid	0	0
Fair value of securities issued for the acquisition of DevvStream Inc. (Note 4)	$ 0	$ 3,721,852